Off-Balance Sheet Financial Instruments, Commitments and Contingencies and Concentrations of Risks - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies [Line Items]
Loan Commitments	$ 45,428,316	$ 37,703,387
Letters of Credit Outstanding	$ 2,892,830	$ 3,113,225